Schedule of Disaggregation Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 33,851,041	$ 27,572,692	$ 21,868,220
Public [Member]
Segment Reporting Information [Line Items]
Total revenue	11,279,200	11,488,228	6,307,454
Private [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 22,571,841	$ 16,084,464	$ 15,560,766